FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Classification of Loans by Maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Delayed payment from first day and internal overdue loans [Abstract]
Current loans	S/ 127,986,359	S/ 132,442,147
Current but impaired loans	4,303,046	4,461,962
Loans with delay in payments of one day or more but not internal overdue loans	5,060,682	4,332,339
Internal overdue loans	6,133,167	5,953,821
Total	143,483,254	147,190,269
Total past due under IFRS 7	11,193,848	10,286,161
Neither Past Due Nor Impaired [Member]
Delayed payment from first day and internal overdue loans [Abstract]
Current loans	127,986,359	132,442,147
Current but impaired loans	0	0
Loans with delay in payments of one day or more but not internal overdue loans	0	0
Internal overdue loans	0	178
Total	127,986,359	132,442,325
Total past due under IFRS 7	0	178
Past Due but Not Impaired [Member]
Delayed payment from first day and internal overdue loans [Abstract]
Current loans	0	0
Current but impaired loans	0	0
Loans with delay in payments of one day or more but not internal overdue loans	4,067,581	3,504,999
Internal overdue loans	511,167	574,304
Total	4,578,748	4,079,303
Total past due under IFRS 7	4,578,747	4,079,304
Impaired [Member]
Delayed payment from first day and internal overdue loans [Abstract]
Current loans	0	0
Current but impaired loans	4,303,046	4,461,962
Loans with delay in payments of one day or more but not internal overdue loans	993,101	827,340
Internal overdue loans	5,622,000	5,379,339
Total	10,918,147	10,668,641
Total past due under IFRS 7	S/ 6,615,101	S/ 6,206,680